UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK —96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 8.6%
Entravision Communications, Cl A	130,050	$997,484
Ethan Allen Interiors	77,300	2,333,687
Franklin Covey*	79,800	1,509,018
HealthStream*	77,523	2,175,295
Kirkland’s*	102,969	2,808,994
Red Robin Gourmet Burgers*	28,171	2,581,872

		12,406,350

ENERGY — 5.0%
Callon Petroleum*	205,009	1,340,759
Natural Gas Services Group*	81,951	1,648,854
Panhandle Oil and Gas, Cl A	79,238	1,412,021
RigNet*	47,281	1,225,996
RPC*	126,792	1,559,542

		7,187,172

FINANCIAL SERVICES — 25.6%
Avenue Financial Holdings*	24,100	319,325
Banner	56,621	2,698,557
Bryn Mawr Bank	82,632	2,383,107
Columbia Banking System	80,980	2,655,334
CU Bancorp*	49,397	1,096,119
Enterprise Financial Services	120,431	2,906,000
Financial Institutions	104,446	2,563,105
Flushing Financial	70,107	1,455,421
Hanmi Financial	89,180	2,257,146
Heritage Financial	143,628	2,542,216
Live Oak Bancshares*	24,900	501,984
National Commerce* (A)	58,000	1,525,400
Pacific Continental	133,851	1,777,541
PacWest Bancorp	47,424	2,195,257
Park Sterling	312,513	2,262,594
Renasant	97,340	3,129,481
Sterling Bancorp	146,548	2,182,100
WSFS Financial	87,295	2,506,240

		36,956,927

HEALTH CARE — 20.5%
AMAG Pharmaceuticals* (A)	59,911	3,828,313
Cambrex*	68,923	3,394,458
Cardiome Pharma*	335,484	3,042,840
Invacare	191,359	3,262,671
Natus Medical*	86,311	3,897,805
Supernus Pharmaceuticals*	230,061	4,879,593
US Physical Therapy	64,195	3,393,348
Vascular Solutions*	103,244	3,843,774

		29,542,802

MATERIALS & PROCESSING — 2.4%
Insteel Industries	51,900	848,046

	Shares	Value
MATERIALS & PROCESSING — continued
NN	114,498	$2,613,989

		3,462,035

PRODUCER DURABLES — 22.0%
Altra Industrial Motion	35,331	897,407
Ascent Capital Group, Cl A*	25,500	995,265
AZZ	53,832	2,785,806
CECO Environmental (A)	85,882	772,938
CRA International*	61,699	1,440,055
Exponent	41,016	1,824,802
Federal Signal	140,578	2,103,047
GP Strategies*	73,671	2,113,621
Hurco	64,017	2,003,732
Kadant	43,855	1,999,350
Knight Transportation	95,846	2,591,676
LB Foster, Cl A	33,138	972,600
Marten Transport	78,327	1,518,760
Multi-Color	38,180	2,438,175
Old Dominion Freight Line*	33,764	2,469,837
On Assignment*	74,709	2,862,849
SP Plus*	74,569	1,949,979

		31,739,899

TECHNOLOGY — 12.1%
CalAmp*	151,647	2,594,680
GSI Group*	191,477	2,713,229
GTT Communications*	157,806	3,665,834
Inphi*	114,550	2,603,721
Methode Electronics	56,907	1,526,815
PDF Solutions*	44,965	629,960
Virtusa*	78,329	3,755,092

		17,489,331

TOTAL COMMON STOCK (Cost $114,300,633)		138,784,516

CASH EQUIVALENT — 4.1%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (B) (Cost $5,936,720)	5,936,720	5,936,720
TOTAL INVESTMENTS — 100.3% (Cost $120,237,353)†		$144,721,236

Percentages are based on Net Assets of $144,301,969.
*		Non-income producing security.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)		This security or a partial position of this security is on loan at July 31, 2015. The total value of securities on loan at July 31, 2015 was $2,466,330. Collateral for securities on loan is held in cash.
(B)		The rate reported is the 7-day effective yield as of July 31, 2015.
Cl	–	Class

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JULY 31, 2015 (Unaudited)

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $120,237,353, and the unrealized appreciation and depreciation were $29,491,255 and $(5,007,372) respectively.

As of July 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0900

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015